Employee costs and share plans for employees, AstraZeneca Extended Incentive Plan (Details) - Astrazeneca Extended Incentive Plan EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 GBP (£) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 GBP (£) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 GBP (£) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Share plans
Percentage of awards vest after fifth anniversary from grant date							50.00%	50.00%
Ordinary shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	300	300	282	282	238	238
Number of shares granted			18	18	44	44
Number of shares forfeited	(18)	(18)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	282	282	300	300	282	282	238	238
Weighted average fair value at beginning of period | £	£ 57.30		£ 55.63		£ 52.39
Weighted average fair value - granted | £			83.86		73.01
Weighted average fair value - forfeited | £	83.86
Weighted average fair value at end of period | £	£ 55.63		£ 57.30		£ 55.63		£ 52.39
ADR shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	65	65	65	65	65	65
Number of shares granted	175	175
Number of shares forfeited	(45)	(45)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	195	195	65	65	65	65	65	65
Weighted average fair value at beginning of period | $		$ 38.46		$ 38.46		$ 38.46
Weighted average fair value - granted | $		56.83
Weighted average fair value - forfeited | $		38.46
Weighted average fair value at end of period | $		$ 54.92		$ 38.46		$ 38.46		$ 38.46